S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 24, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Sponsor Information
Our sponsor is a Delaware limited liability company, which was formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware
Limited Liability Company
Act and other applicable law, our sponsor’s business is focused on investing in our company. Andrew R. Heyer is the manager of Haymaker Sponsor V LLC (“Haymaker Sponsor”), our sponsor, and holds voting and investment discretion with respect to the ordinary shares held of record by Haymaker Sponsor. Andrew R. Heyer and his affiliates hold approximately 43% of the economic interests in Haymaker Sponsor. Assuming the underwriters’ over-allotment option is exercised in full, our officers and directors will collectively receive an indirect interest in approximately
30
% of the founder shares held by our sponsor and approximately 19% of the private placement warrants held by our sponsor through membership interests in Haymaker Sponsor. Other third-party accredited investors with pre-existing
business relationships with our management team and sponsor own an indirect interest in approximately
70
% of the founder shares held by our sponsor and approximately
81
% of the private placement warrants held by our sponsor (assuming the exercise in full of the underwriters’ over-allotment option). As of the date of this prospectus, other than Andrew R. Heyer, no other person has a direct or indirect material interest in our sponsor.
The following table sets forth the payments to be received by our sponsor and its affiliates from
us prior to or in c
o
nnection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Haymaker Sponsor V LLC	7,187,500 Class B ordinary shares	$25,000

	4,000,000 Private Placement Warrants to be purchased simultaneously with the closing of this offering	$6,000,000

	Up to $400,000	Repayment of loans made to us to cover offering related and organizational expenses.

	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination company at a price of $1.50 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Haymaker Sponsor V LLC, our officers, directors, or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees
Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Affiliate of our Chief Executive Officer and Chief Financial Officer	$ 4 0,000 per month
We will pay an affiliate of our Chief Executive Officer and Chief Financial Officer $
4
0,000 per month for services rendered prior to the consummation of our initial business combination, which amounts will be accrued from the closing of this offering and will only be payable upon the successful completion of our initial business combination

Affiliate of our Chief Executive Officer and Chief Financial Officer	$67,500 per month
Payment to an affiliate of our Chief Executive Officer and Chief Financial Officer of $67,500 per month for office space, secretarial and administrative services provided to members of our management team; upon completion of our initial business combination or our liquidation, any remaining monthly payments from the 24-month term will be accelerated and due at the closing of our initial business combination or our liquidation

SPAC Sponsor, Controlling Persons [Table Text Block]	Andrew R. Heyer is the manager of Haymaker Sponsor V LLC (“Haymaker Sponsor”), our sponsor, and holds voting and investment discretion with respect to the ordinary shares held of record by Haymaker Sponsor. Andrew R. Heyer and his affiliates hold approximately 43% of the economic interests in Haymaker Sponsor. Assuming the underwriters’ over-allotment option is exercised in full, our officers and directors will collectively receive an indirect interest in approximately
30
% of the founder shares held by our sponsor and approximately 19% of the private placement warrants held by our sponsor through membership interests in Haymaker Sponsor.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	no other person has a direct or indirect material interest in our sponsor.
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares
The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Haymaker Sponsor V LLC Andrew R. Heyer Christopher Bradley Brian Shimko Harris Heyer Walter McLallen William Heyer James Heyer
Transfers permitted (a) to our officers, directors, or consultants, any affiliate or family member of any of our officers, directors, or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Warrants	30 days after the completion of our initial business combination	Haymaker Sponsor V LLC Andrew R. Heyer Christopher Bradley Brian Shimko Harris Heyer Walter McLallen William Heyer James Heyer	Same as above (other than clauses (f) and (g) with respect to the inclusion of Cantor Fitzgerald & Co., William Blair & Company, L.L.C. and Roth Capital Partners, LLC)

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after this offering	Haymaker Sponsor V LLC Andrew R. Heyer Christopher Bradley Brian Shimko Harris Heyer Walter McLallen William Heyer James Heyer
The Representatives in their sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Conflicts of Interest [Table Text Block]	As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved.
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Christopher Bradley	Mistral Equity Partners	Private equity	Managing Director

	CSLM Acquisition Corp. III	SPAC	Board Member

	Cambridge Acquisition Corp	SPAC	Board Member

	SUMA Acquisition Corp.	SPAC	Board Member

	Insomnia Cookies	Retail	Board Member

	Carnegie Park Capital	Private investment fund	Board Member

	Timber Grove Ventures	Private investment fund	Board Member

	Roth Principal Investments	Private investment fund	Board Member

	WhoBrew, LLC	Retail franchisee	Board Member

	The Beacon Consumer Incubator Fund	Venture capital	Board Member

	The University of Chicago	Education	Board Member

Brian Shimko	Maywic Select Investments	Venture capital	General Partner

Harris Heyer	Teneo	Advisory	SVP

Walter McLallen	Meritage Capital Advisors	Investment Advisor	Managing Member

	OneSpaWorld Holdings Limited	Consumer	Board Member

	The LoveSac Company	Consumer	Board Member

	Korea Zinc Company, Ltd	Smelting	Board Member

	Crucible JVCo LLC	Investing	Chairman

	Timeless Wine Company	Consumer	Board Member

	adMarketplace	Advertising	Board Member

	AlphaSix	Technology	Board Member

	Delva Tool & Machine	Manufacturing	Board Member

	ECS Composites	Manufacturing	Board Member

	Frontier Dermatology	Healthcare	Board Member

William Heyer	Gensler	Architecture	Principal and Studio Director

	Heyer Investment Management	Venture capital	Principal

	Stuart Weitzman School of Design at the University of Pennsylvania Timber Grove Ventures	Education Venture capital	Board Member Venture Partner

	City of Beverly Hills	Community service	Commissioner of Public Works

	American Institute of Architects	Architecture	Member

	National Council of Architectural Registration Boards	Architecture	Member

James Heyer	PennantPark Investment Advisers	Investment Advisor	Managing Director

	AKW Holdings Limited	Consumer	Board Member